Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Banks - 1.5%
JPMorgan Chase & Co.	22,000	$5,808,000

Beverages - 2.2%
PepsiCo, Inc.	65,000	8,544,250

Capital Markets - 6.9%
Blackrock, Inc.	10,500	10,288,845
The Charles Schwab Corp.	125,000	11,042,500
Intercontinental Exchange, Inc.	30,000	5,394,000
		26,725,345

Chemicals - 3.3%
Ecolab, Inc.	18,000	4,781,160
Linde PLC	17,500	8,182,650
		12,963,810

Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	87,000	4,478,760

Consumer Staples Distribution & Retail - 2.5%
Walmart, Inc.	99,000	9,773,280

Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	170,000	7,473,200

Electric Utilities - 2.0%
NextEra Energy, Inc.	110,000	7,770,400

Financial Services - 6.2%
Mastercard, Inc. - Class A	30,000	17,568,000
Visa, Inc. - Class A	18,250	6,664,717
		24,232,717

Ground Transportation - 2.4%
Union Pacific Corp.	41,500	9,198,890

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	30,000	9,057,300

Health Care Technology - 3.1%
Veeva Systems, Inc. - Class A (a)	43,000	12,027,100

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	95,000	7,975,250

Household Products - 2.3%
Colgate-Palmolive Co.	59,000	5,483,460
The Procter & Gamble Co.	20,000	3,397,800
		8,881,260

Industrial Conglomerates - 3.0%
Honeywell International, Inc.	52,500	11,900,175

Insurance - 3.4%
Chubb Ltd.	45,000	13,374,000

Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A	150,000	25,761,000
Meta Platforms, Inc. - Class A	16,000	10,359,840
		36,120,840

IT Services - 2.3%
Accenture PLC - Class A	28,000	8,870,960

Life Sciences Tools & Services - 2.9%
Thermo Fisher Scientific, Inc.	9,500	3,826,790
West Pharmaceutical Services, Inc.	35,000	7,379,750
		11,206,540

Multi-Utilities - 1.2%
WEC Energy Group, Inc.	42,000	4,512,480

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	35,000	3,799,950
Exxon Mobil Corp.	40,000	4,092,000
		7,891,950

Pharmaceuticals - 2.8%
Merck & Co., Inc.	142,000	10,911,280

Professional Services - 1.9%
Automatic Data Processing, Inc.	23,000	7,487,190

Semiconductors & Semiconductor Equipment - 2.8%
Texas Instruments, Inc.	59,000	10,788,150

Software - 13.5%
Intuit, Inc.	12,500	9,418,375
Microsoft Corp.	64,000	29,463,040
Oracle Corp.	35,000	5,793,550
Roper Technologies, Inc.	14,000	7,983,780
		52,658,745

Specialty Retail - 3.1%
The Home Depot, Inc.	5,000	1,841,450
The TJX Cos., Inc.	80,000	10,152,000
		11,993,450

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	56,000	11,247,600

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc. - Class B	150,000	9,088,500
TOTAL COMMON STOCKS (Cost $234,523,811)		362,961,422

EXCHANGE TRADED FUNDS - 5.3%	Shares	Value
iShares U.S. Energy ETF	300,000	13,014,000
VanEck Oil Services ETF	35,000	7,582,400
TOTAL EXCHANGE TRADED FUNDS (Cost $12,775,099)		20,596,400

SHORT-TERM INVESTMENTS - 1.6%		Value
Money Market Funds - 1.6%	Shares
Morgan Stanley Institutional Liquidity Funds - Class Institutional, 4.22% (b)	6,431,459	6,431,459
TOTAL SHORT-TERM INVESTMENTS (Cost $6,431,459)		6,431,459

TOTAL INVESTMENTS - 100.0% (Cost $253,730,369)		389,989,281
Other Assets in Excess of Liabilities - 0.0% (c)		38,128
TOTAL NET ASSETS - 100.0%		$390,027,409
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Money market funds, demand notes and repurchase agreements are valued at cost.  If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2025:

Bright Rock Quality Large Cap Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$362,961,422	$–	$–	$362,961,422
Exchange Traded Funds	20,596,400	–	–	20,596,400
Money Market Funds	6,431,459	–	–	6,431,459
Total Investments	$389,989,281	$–	$–	$389,989,281

Refer to the Schedule of Investments for further disaggregation of investment categories.